Summary of Significant Accounting Policies - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Expected loss rates payment period	5 years
Contractual payments period	180 days
Shipping and handling expenses	€ 28,749	€ 35,513	€ 40,765
Advertising expenses	4,837	7,145	12,687
Commission Expenses	€ 5,403	€ 8,393	€ 10,225
Bottom Of Range [Member]
Disclosure of initial application of standards or interpretations [line items]
Proportion of voting rights held in associate	20.00%
Bottom Of Range [Member] | Software [member]
Disclosure of initial application of standards or interpretations [line items]
Intangible assets useful lives	3 years
Bottom Of Range [Member] | Trademarks and patents [member]
Disclosure of initial application of standards or interpretations [line items]
Intangible assets useful lives	3 years
Bottom Of Range [Member] | Other intangible assets [member]
Disclosure of initial application of standards or interpretations [line items]
Intangible assets useful lives	2 years
Bottom Of Range [Member] | Buildings [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	10 years
Bottom Of Range [Member] | Machinery and equipment [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	4 years
Bottom Of Range [Member] | Office furniture and equipment [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	5 years
Bottom Of Range [Member] | Retail gallery and store furnishing [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	3 years
Bottom Of Range [Member] | Leasehold improvements [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	5 years
Top of range [member]
Disclosure of initial application of standards or interpretations [line items]
Proportion of voting rights held in associate	50.00%
Top of range [member] | Software [member]
Disclosure of initial application of standards or interpretations [line items]
Intangible assets useful lives	5 years
Top of range [member] | Trademarks and patents [member]
Disclosure of initial application of standards or interpretations [line items]
Intangible assets useful lives	5 years
Top of range [member] | Other intangible assets [member]
Disclosure of initial application of standards or interpretations [line items]
Intangible assets useful lives	5 years
Top of range [member] | Buildings [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	50 years
Top of range [member] | Machinery and equipment [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	10 years
Top of range [member] | Office furniture and equipment [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	10 years
Top of range [member] | Retail gallery and store furnishing [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	4 years
Top of range [member] | Leasehold improvements [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	10 years